Note 20. Variable Interest Entities (Notes)	12 Months Ended
Dec. 31, 2014
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES
We consolidate any VIEs in solar energy projects in which we are the primary beneficiary. During the year ended December 31, 2014, two solar energy system project companies that were consolidated as of December 31, 2013 were deconsolidated, as a result of amendments to certain agreements which provide the largest stakeholder with kick-out rights for certain operations and maintenance services currently provided by SunEdison. Based on this change, we no longer are considered the primary beneficiary and thus deconsolidated the two entities.
The carrying amounts and classification of our consolidated VIEs’ assets and liabilities included in our consolidated balance sheet are as follows:

	As of December 31,
	2014	2013
In millions
Current assets	$308.5	$274.1
Noncurrent assets	2,951.5	167.2
Total assets	$3,260.0	$441.3
Current liabilities	$674.8	$22.0
Noncurrent liabilities	1,430.9	275.4
Total liabilities	$2,105.7	$297.4

The amounts shown in the table above exclude intercompany balances which are eliminated upon consolidation. All of the assets in the table above are restricted for settlement of the VIE obligations, and all of the liabilities in the table above can only be settled using VIE resources. We have not identified any material VIEs during the year ended December 31, 2014, for which we determined that we are not the primary beneficiary and thus did not consolidate.